Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (6.4%)
Alphabet, Inc. - Class A	23,160	3,582
Meta Platforms, Inc. - Class A	10,718	6,177

Total		9,759

Consumer Discretionary (12.2%)
Amazon.com, Inc. *	35,528	6,759
Chipotle Mexican Grill, Inc. *	35,497	1,782
Lowe’s Companies, Inc.	14,619	3,410
Marriott International, Inc. - Class A	6,883	1,639
McDonald’s Corp.	10,608	3,314
Tesla, Inc. *	6,837	1,772

Total		18,676

Consumer Staples (2.9%)
Mondelez International, Inc.	25,777	1,749
Walmart, Inc.	30,424	2,671

Total		4,420

Energy (5.3%)
Baker Hughes Co.	100,340	4,410
Exxon Mobil Corp.	30,364	3,611

Total		8,021

Financials (12.7%)
American Express Co.	13,255	3,566
Ameriprise Financial, Inc.	5,800	2,808
Arthur J. Gallagher & Co.	10,671	3,684
Morgan Stanley	15,038	1,754

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Travelers Cos., Inc.	5,731	1,516
U.S. Bancorp	23,844	1,007
Wells Fargo & Co.	69,484	4,988

Total		19,323

Health Care (12.0%)
AbbVie, Inc.	15,342	3,215
Edwards Lifesciences Corp. *	18,084	1,311
Eli Lilly & Co.	1,451	1,199
Medtronic PLC	22,539	2,025
Regeneron Pharmaceuticals, Inc.	3,168	2,009
Stryker Corp.	7,807	2,906
UnitedHealth Group, Inc.	7,953	4,165
Vertex Pharmaceuticals, Inc. *	3,131	1,518

Total		18,348

Industrials (10.1%)
Carrier Global Corp.	21,508	1,364
CSX Corp.	56,203	1,654
Deere & Co.	5,061	2,375
Eaton Corp. PLC	11,658	3,169
Howmet Aerospace, Inc.	16,818	2,182
Northrop Grumman Corp.	5,569	2,852
Trane Technologies PLC	5,385	1,814

Total		15,410

Common Stocks (99.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (30.7%)
Apple, Inc.	50,297	11,173
ASML Holding NV	650	431
Broadcom, Inc.	22,185	3,714
Intuit, Inc.	3,199	1,964
Mastercard, Inc. - Class A	7,947	4,356
Micron Technology, Inc.	9,308	809
Microsoft Corp.	31,206	11,714
NVIDIA Corp.	73,139	7,927
NXP Semiconductors NV	15,158	2,881
Oracle Corp.	13,870	1,939

Total		46,908

Materials (1.9%)
Vulcan Materials Co.	12,233	2,854

Total		2,854

Real Estate (0.7%)
Prologis, Inc.	9,704	1,085

Total		1,085

Utilities (4.6%)
Entergy Corp.	11,924	1,019
NextEra Energy, Inc.	23,821	1,689
PG&E Corp.	123,243	2,117
The Southern Co.	23,099	2,124

Total		6,949

Total Common Stocks (Cost: $135,809)		151,753

Total Investments (99.5%) (Cost: $135,809)@		151,753

Other Assets, Less Liabilities (0.5%)		814

Net Assets (100.0%)		152,567

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $135,809 and the net unrealized appreciation of investments based on that cost was $15,943 which is comprised of $20,685 aggregate gross unrealized appreciation and $4,742 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$151,753	$—	$—

Total Assets:	$151,753	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand